Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	8.68%	8.49%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.11%	8.13%	8.23%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.49%	5.55%	6.39%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.55%	5.64%	6.06%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.29%	8.48%	8.16%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.46%	9.58%	9.10%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.90%	9.03%	8.54%